FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Cash and Cash Equivalents, Fair Value Disclosure	$ 20,067	$ 427,898	$ 639,916